Other Liabilities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Investment Contracts Liabilities Measured At Fair Value [Abstract]
Fair value of investment in contract liabilities	$ 1,043	$ 800
Change in fair value of investment contract liabilities	119	(28)
Gain (loss) recorded in other comprehensive income due to changes in credit spread	(12)	(2)
Unrealized gain (loss) in other comprehensive income due to change in credit spread	$ (33)	$ (21)